Significant Accounting Policies - Additional Information (Details) - CAD ($)		12 Months Ended
	Apr. 01, 2019	Mar. 31, 2019
Disclosure Of Significant Accounting Policies [Line Items]
Deferred lease inducements expected reduction amount		$ 207,745
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Disclosure Of Significant Accounting Policies [Line Items]
Additional lease liability and right-of-use assets	$ 1,500,000